UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2016

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.6%
Aerospace - 0.7%
Honeywell International, Inc.	671,296	$78,346,945
Rockwell Collins, Inc.	134,991	11,297,397

		$89,644,342
Alcoholic Beverages - 1.8%
Constellation Brands, Inc., “A”	1,202,741	$197,309,661
Pernod Ricard S.A.	279,529	32,084,284

		$229,393,945
Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	2,584,949	$148,996,460
VF Corp.	406,455	25,220,533

		$174,216,993
Automotive - 0.5%
LKQ Corp. (a)	1,749,622	$63,143,858

Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	741,564	$93,333,245
Biomarin Pharmaceutical, Inc. (a)	322,841	30,311,541
Celgene Corp. (a)	1,731,237	184,792,237
Regeneron Pharmaceuticals, Inc. (a)	174,986	68,690,754

		$377,127,777
Brokerage & Asset Managers - 3.0%
Blackstone Group LP	423,591	$11,614,865
Charles Schwab Corp.	4,442,298	139,754,695
Intercontinental Exchange, Inc.	791,292	223,160,170

		$374,529,730
Business Services - 6.2%
Cognizant Technology Solutions Corp., “A” (a)	2,394,149	$137,519,919
Equifax, Inc.	906,174	119,524,351
Fidelity National Information Services, Inc.	1,036,950	82,261,244
Fiserv, Inc. (a)	1,796,863	185,166,732
FleetCor Technologies, Inc. (a)	934,674	153,473,471
Verisk Analytics, Inc., “A” (a)	1,238,572	102,863,405

		$780,809,122
Cable TV - 1.5%
Comcast Corp., “A”	2,881,788	$188,065,485

Chemicals - 0.9%
Monsanto Co.	1,120,163	$119,297,360

Computer Software - 8.5%
Adobe Systems, Inc. (a)	3,050,560	$312,102,794
Akamai Technologies, Inc. (a)	229,933	12,623,322
Intuit, Inc.	1,294,953	144,322,512
Microsoft Corp.	5,828,417	334,900,841
Sabre Corp.	1,913,849	53,874,849
Salesforce.com, Inc. (a)	2,707,258	215,010,430

		$1,072,834,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.6%
Apple, Inc.	1,861,520	$197,507,272

Construction - 2.7%
Sherwin-Williams Co.	621,179	$176,234,694
Vulcan Materials Co.	1,393,299	158,654,957

		$334,889,651
Consumer Products - 1.8%
Colgate-Palmolive Co.	1,550,331	$115,251,607
Estee Lauder Cos., Inc., “A”	1,256,194	112,090,191

		$227,341,798
Consumer Services - 1.5%
Priceline Group, Inc. (a)	136,227	$192,996,878

Electrical Equipment - 1.3%
AMETEK, Inc.	1,308,346	$63,781,868
Amphenol Corp., “A”	582,210	36,277,505
Fortive Corp.	1,288,766	67,879,305

		$167,938,678
Electronics - 2.3%
Broadcom Corp.	1,134,699	$200,183,598
NVIDIA Corp.	1,482,225	90,919,682

		$291,103,280
Energy - Independent - 1.1%
Concho Resources, Inc. (a)	434,103	$56,086,108
Pioneer Natural Resources Co.	436,758	78,201,520

		$134,287,628
Entertainment - 0.8%
Netflix, Inc. (a)	1,084,890	$105,722,531

Food & Beverages - 2.4%
Danone S.A.	1,103,762	$83,856,440
Mead Johnson Nutrition Co., “A”	533,170	45,356,772
Mondelez International, Inc.	1,914,347	86,183,902
Monster Worldwide, Inc. (a)	544,928	83,858,970

		$299,256,084
Food & Drug Stores - 0.3%
CVS Health Corp.	407,951	$38,102,623

Gaming & Lodging - 0.6%
Marriott International, Inc., “A” (l)	1,054,524	$75,219,197

General Merchandise - 3.6%
Costco Wholesale Corp.	1,163,379	$188,572,102
Dollar General Corp.	1,173,092	86,116,684
Dollar Tree, Inc. (a)	2,189,377	181,061,478

		$455,750,264
Insurance - 0.6%
Aon PLC	702,266	$78,197,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 10.6%
Alphabet, Inc., “A” (a)	587,239	$463,830,724
Alphabet, Inc., “C” (a)	439,484	337,106,202
Facebook, Inc., “A” (a)	4,281,667	540,003,842

		$1,340,940,768
Leisure & Toys - 1.8%
Activision Blizzard, Inc.	1,981,853	$81,989,259
Electronic Arts, Inc. (a)	1,795,848	145,876,733

		$227,865,992
Machinery & Tools - 1.7%
Flowserve Corp.	1,296,334	$62,703,676
Roper Technologies, Inc.	694,866	123,373,458
Xylem, Inc.	621,825	31,626,020

		$217,703,154
Medical & Health Technology & Services - 0.8%
McKesson Corp.	513,964	$94,888,034

Medical Equipment - 9.8%
Abbott Laboratories	2,693,432	$113,178,013
C.R. Bard, Inc.	414,659	91,573,294
Cooper Cos., Inc.	274,705	51,073,154
Danaher Corp.	3,123,599	254,292,195
Edwards Lifesciences Corp. (a)	488,667	56,274,892
Medtronic PLC	2,513,542	218,753,560
Stryker Corp.	756,257	87,468,685
Thermo Fisher Scientific, Inc.	2,217,198	337,435,364
VWR Corp. (a)	1,223,886	34,158,658

		$1,244,207,815
Other Banks & Diversified Financials - 6.2%
MasterCard, Inc., “A”	3,084,803	$298,084,514
Visa, Inc., “A”	5,929,374	479,686,357

		$777,770,871
Pharmaceuticals - 3.6%
Allergan PLC (a)	464,792	$109,012,316
Bristol-Myers Squibb Co.	2,368,376	135,921,099
Eli Lilly & Co.	1,319,016	102,553,494
Zoetis, Inc.	1,989,061	101,641,017

		$449,127,926
Railroad & Shipping - 1.7%
Canadian Pacific Railway Ltd.	727,806	$111,434,377
Union Pacific Corp.	1,124,267	107,401,227

		$218,835,604
Restaurants - 2.4%
Aramark	4,509,671	$171,051,821
Starbucks Corp.	2,327,582	130,879,936

		$301,931,757
Specialty Chemicals - 0.4%
Ecolab, Inc.	427,956	$52,659,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 8.4%
Amazon.com, Inc. (a)	586,337	$450,986,967
AutoZone, Inc. (a)	187,981	139,444,306
Lululemon Athletica, Inc. (a)	478,407	36,602,920
Ross Stores, Inc.	3,357,675	208,981,692
TJX Cos., Inc.	2,088,266	161,715,319
Tractor Supply Co.	803,626	67,464,403

		$1,065,195,607
Telecommunications - Wireless - 2.6%
American Tower Corp., REIT	2,904,793	$329,345,430

Tobacco - 0.5%
Reynolds American, Inc.	1,395,551	$69,177,463
Total Common Stocks		$12,457,026,970

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.38% (v)	152,032,328	$152,032,328

Collateral for Securities Loaned - 0.5%
JPMorgan Prime Money Market Fund, 0.36%, at Net Asset Value (j)	62,581,800	$62,581,800
Total Investments		$12,671,641,098

Other Assets, Less Liabilities - (0.3)%		(36,844,157)
Net Assets - 100.0%		$12,634,796,941

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,457,026,970	$—	$—	$12,457,026,970
Mutual Funds	214,614,128	—	—	214,614,128
Total Investments	$12,671,641,098	$—	$—	$12,671,641,098

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$8,463,999,486
Gross unrealized appreciation	4,224,394,460
Gross unrealized depreciation	(16,752,848)
Net unrealized appreciation (depreciation)	$4,207,641,612

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	337,114,240	1,081,241,907	(1,266,323,819)	152,032,328

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$755,223	$152,032,328

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.